UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares
Number of options
Outstanding, beginning of period (in shares) | shares	13,836,213	13,801,795
Granted (in shares) | shares	0	800,000
Exercised (in shares) | shares	(116,445)	(36,806)
Expired/forfeited (in shares) | shares	(52,829)	(291,625)
Reclassified (in shares) | shares	0	(437,151)
Outstanding, end of period (in shares) | shares	13,666,939	13,836,213
Exercisable, end of period (in shares) | $	10,618,025	9,628,246
Weighted average exercise price
Outstanding, beginning of period (in usd per share) | $	$ 20.56	$ 20.54
Granted (in usd per share) | $	0.00	22.50
Exercised (in usd per share) | $	$ 18.75	$ 17.71
Forfeited (in usd per share) | $ / shares	$ 20.59	$ 22.18
Reclassified (in usd per share) | $ / shares	$ 0.00	$ 22.48
Outstanding, end of period (in usd per share) | $	$ 20.58	$ 20.56
Exercisable, end of period (in usd per share) | $	$ 20.37	$ 20.26